Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency forwards contract
Financial assets	€ 100,120	€ 41,706	€ 90,014
Financial liabilities	214,444	91,784	63,760
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	97,715	10,265	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	97,715	10,265	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	24,315	€ 10,265	€ 9,876
Level 3 | Financial liabilities carried at fair value through profit or loss | Shortterm financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 73,400